Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, plant and equipment
The composition of and movement in the items constituting net “Property, plant and equipment” in 2020 and 2019 were as follows:

2020
Millions of euros	Balance at 12/31/2019	Additions (1)	Depreciation	Disposals	Impairments	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/2020
Land and buildings	3,603	33	(325)	(6)	1	(248)	(229)	2,829
Plant and machinery	25,006	981	(4,387)	(85)	(271)	(59)	(2,509)	18,676
Furniture, tools and other items	1,248	93	(310)	(3)	(2)	(287)	(116)	623
PP&E in progress	2,371	2,984	—	(5)	(3)	(3,445)	(261)	1,641
Total PP&E	32,228	4,091	(5,022)	(99)	(275)	(4,039)	(3,115)	23,769
(1) Total additions of property, plant and equipment in 2020 amounted to 4,595 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).

2019
Millions of euros	Balance at 12/31/2018	First application of IFRS 16	Additions (1)	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Exclusion of companies	Balance at 12/31/2019
Land and buildings	4,310	(9)	37	(334)	(227)	61	(56)	(179)	3,603
Plant and machinery	25,346	(107)	1,258	(4,845)	(33)	3,638	(58)	(193)	25,006
Furniture, tools and other items	1,201	(133)	129	(434)	(4)	503	7	(21)	1,248
PP&E in progress	2,438	—	4,568	—	(2)	(4,612)	18	(39)	2,371
Total PP&E	33,295	(249)	5,992	(5,613)	(266)	(410)	(89)	(432)	32,228
(1) Total additions of property, plant and equipment in 2019 amounted to 6,051 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 2).

Investment by Telefónica Spain in property plant and equipment in 2020 and 2019 amounted to 1,135 and 1,390 million euros respectively. Fast fiber optic and IPTV roll-out, exceeding 25 million premises passed by year-end 2020 in Telefónica Spain, as well the launch of the 5G network.
Investment by Telefónica United Kingdom in property plant and equipment in 2020 and 2019 amounted to 737 million euros (253 million euros until the date of reclassification as "Non-current assets and disposal groups held for sale", see note 2) and 779 million euros, respectively. The investment has been focused on 5G deployment and improve 4G navigation experience, achieving 99% population coverage by year-end 2020.
Investment by Telefónica Germany in property plant and equipment in 2020 and 2019 amounted to 814 and 807 million euros, respectively. The company has launched 5G network across 15 cities and continues dedicated to extending 4G coverage, achieving a coverage of 99.6% by year-end 2020.
Investment by Telefónica Brazil in property plant and equipment in 2020 and 2019 amounted to 1,048 and 1,605 million euros, respectively. The investment was mainly dedicated to extending the coverage and capacity of 4G mobile networks, the improvement of network quality, the extension of FTTH network in the fixed business, as well as network simplification and digitalization of processes and systems.
Investment by Telefónica Hispam in property plant and equipment in 2020 and 2019 amounted to 684 and 1,283 million euros, respectively. This investment has been mainly focused on improving the coverage and capacity of 4G networks and ultra-broadband fixed capabilities, as well as processes and systems simplification and digitalization in the region.
Investment by Telxius Group in property plant and equipment in 2020 and 2019 amounted to 123 and 101 million euros, respectively (161 and 244 million euros, respectively, including intra-group investment in property plant and equipment). This investment has been mainly focused on the construction of the Pacific cable.
In 2020, there has been an increase in the depreciation of property, plant and equipment amounting to 204 million euros, due to the reduction in the useful lives of certain assets of Telefónica México as a result of the transformation of the operating model (see Note 2) announced in November 2019 (23 million euros in December 2019).
"Impairments" in 2020 corresponding to "Plant and machinery" includes an impairment loss of Telefónica Argentina, amounting to 269 million euros (see Note 7).
"Transfers and others" in 2020 includes the reclassification of property, plant and equipment of Telefónica United Kingdom and the telecommunications towers division of Telxius amounting to 3,290 and 766 million euros respectively, to "Non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30). In addition, this section includes the reclassification of property, plant and equipment of Telefónica Móviles El Salvador, amounting to 124 million euros from "Non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
"First application of IFRS 16 impact" in 2019 included the transfer of the property, plant and equipment originated in finance lease operations amounting to 249 million euros, reclassified to "Rights of use" at the transition date of IFRS 16 (see Notes 2 and 9).
"Transfers and others" in 2019 included the reclassification of property, plant and equipment of Telefónica de Costa Rica amounting to 78 million euros, to "Non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
“Exclusion of companies” in 2019 mainly corresponded to the sales of Telefonía Celular de Nicaragua and Telefónica Móviles Panamá, amounting to 103 and 95 million euros, respectively, and the sale of data center businesses (see Note 2) for a total amount of 227 million euros.
The result of the translation to euros of property, plant and equipment by the companies of the Group in Argentina and Venezuela, together with the effect of the hyperinflation adjustments (see Note 3.a) are shown in the column "Translation differences and hyperinflation adjustments".
Telefónica Group companies purchased insurance policies to reasonably cover the possible risks to which their property, plant and equipment used in operations are subject, with suitable limits and coverage. Additionally, as part of its commercial activities and network deployment, the Group maintains several property acquisition commitments. The timing of scheduled payments in this regard is disclosed in Note 26.
The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2020 and 2019 were as follows:

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,735	(5,861)	(45)	2,829
Plant and machinery	85,230	(66,289)	(265)	18,676
Furniture, tools and other items	4,573	(3,938)	(12)	623
PP&E in progress	1,654	—	(13)	1,641
Total PP&E	100,192	(76,088)	(335)	23,769

Balance at December 31, 2019
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	10,588	(6,975)	(10)	3,603
Plant and machinery	101,249	(76,186)	(57)	25,006
Furniture, tools and other items	7,041	(5,788)	(5)	1,248
PP&E in progress	2,381	—	(10)	2,371
Total PP&E	121,259	(88,949)	(82)	32,228